Revenues (Tables)	12 Months Ended
Jun. 30, 2025
Revenues [Abstract]
Schedule of Operating Sales	a)Operating sales
	2025	2024	2023
Sales of grains	442,530	420,072	593,787
Sales of cotton	90,583	79,800	39,600
Sales of sugarcane	325,265	239,313	247,260
Sales of beef cattle	26,457	31,362	26,262
Lease	11,868	17,833	17,997
Other revenues	5,026	7,400	5,542
Gross operating revenue	901,729	795,780	930,448

Sales deductions
Taxes on sales	(24,286)	(24,654)	(27,076)
Net revenue	877,443	771,126	903,372

Schedule of Sale of Farms	b)Sale of farms
	2025	2024	2023
Sale of farm (i)	343,113	421,549	544,995
Adjustment to present value	(101,814)	(127,024)	(99,566)
Gross revenue from sale of farm	241,299	294,525	445,429
Sales taxes	(8,304)	(10,751)	(14,811)
Cost of sale of farm	(52,909)	(35,399)	(84,553)
Gain from sale of farm	180,086	248,375	346,065
Selling expenses	(6,825)	(5,787)	(189)
Income tax and social contribution	(7,007)	(9,072)	(17,490)
Net gain from sale of farms	166,254	233,516	328,386

(i)	In compliance with the obligations related to the sale of farms in previous years, a net revenue of R$5,165 was recognized related to the official measurement of Jatobá Farm (R$902 Rio do Meio I Farm in June 2023). This condition refers to the variable consideration concept established in IFRS15 – Revenue from client agreement.